Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of changes in outstanding stock options

Changes in Outstanding Stock Option Plans
	Number of shares transferable upon exercise (thousands)	Weighted average exercise price ($)	Weighted average remaining life (years)	Aggregate intrinsic value ($ thousands)
Year ended December 31, 2020	2010 Stock Option Plan	2010 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	159	12.07
Exercised	(143)	12.13		2,192
Forfeitures and cancellations	(16)	11.50
Outstanding at end of year	—	—	0.00	—
Vested and exercisable at end of year	—	—	0.00

Schedule of changes in outstanding ELTIP and EDIP awards

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2022		December 31, 2021		December 31, 2020
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	297	704	364	658	251	618
Granted	486	280	118	283	245	209
Vested (fair value in 2022: $17.3 million, 2021: $13.9 million; 2020: $9.6 million)	(162)	(279)	(183)	(237)	(129)	(162)
Forfeitures (resignations, retirements, redundancies)	—	—	(2)	—	(3)	(7)
Outstanding at end of year	621	705	297	704	364	658

Schedule of share-based compensation cost recognized in net income

Share-based Compensation Cost Recognized in Net Income
	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	EDIP and ELTIP	EDIP and ELTIP	EDIP and ELTIP
Cost recognized in net income	16,215	14,539	14,608

Schedule of unrecognized compensation cost

	Year ended
Unrecognized Share-based Compensation Cost	December 31, 2022		December 31, 2021
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	14,234	3.35	4,896	1.45

ELTIP
Time vesting shares	—	0.00	17	0.12
Performance vesting shares	10,232	1.75	8,840	1.76
Total unrecognized expense	24,466		13,753